Related party transactions (Details Narrative)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Number of options granted			2,318,750	1,885,000	1,885,000
Exercise price per share | $ / shares			$ 0.15	$ 0.22
Director and Officer [Member]
Related Party Transaction [Line Items]
Due to related parties | $			$ 70,716	$ 79,852	$ 79,852
Director and Officer [Member] | Share-Based Payment Arrangement, Option [Member]
Related Party Transaction [Line Items]
Number of options granted	1,056,250	1,056,250		400,000	400,000
Exercise price per share | (per share)	$ 0.14	$ 0.20		$ 0.22	$ 0.30